Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Significant Expenses and Consolidated Net Loss

The following table is a summary of the significant expenses and consolidated net loss provided to the CODM:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2025	2024	2025	2024
Revenue	$80	$50	$389	$902
Less:
Cost of revenue(1)	276	842	1,279	2,402
Research and development(1)	819	3,260	4,222	8,232
Sales, general and administrative(1)	885	2,793	4,207	7,103
Other segment expenses(2)	2,129	356	3,113	2,276
Consolidated net loss	$(4,029)	$(7,201)	$(12,432)	$(19,111)

(1)      Excludes stock-based compensation expense. The significant expense categories align with the information that is regularly provided to the CODM.

(2)      Other segment expenses include stock-based compensation expense and interest and other income, net.